Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets, Current [Abstract]
Cash and cash equivalents	$ 272,673	$ 733,896
Due from Related Parties, Current	42,373	0
Prepaid expenses and other current assets	3,872	61
Assets held for sale	43,781	0
Total current assets	362,699	733,957
Assets, Noncurrent [Abstract]
Vessels, net	66,633	0
Vessels under construction	866,844	371,692
Deferred financing cost	3,181	0
Other assets	19,543	35
Due from related parties	5,305	0
Total non-current assets	961,506	371,727
Total assets	1,324,205	1,105,684
Liabilities, Current [Abstract]
Bank loans	3,300	0
Accounts payable and accrued expenses	15,811	1,472
Due to related parties	1,231	0
Total current liabilities	20,342	1,472
Liabilities, Noncurrent [Abstract]
Bank loans	30,250	0
Senior Notes	73,625	0
Non-current liabilites	103,875	0
Total liabilities	124,217	1,472
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common stock, $0.01 par value per share; authorized 450,000,000 shares; issued and outstanding 180,299,695 and 133,403,931 shares as of December 31, 2014 and December 31, 2013, respectively	1,803	1,334
Additional Paid in Capital	1,321,057	1,109,185
Accumulated Deficit	(122,872)	(6,307)
Total shareholders' equity	1,199,988	1,104,212
Total liabilities and shareholders' equity	$ 1,324,205	$ 1,105,684